Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on A Recurring Basis

The following table presents assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31,
	2025	2024
	Fair value measurement using input Level 3
Non-current liabilities:
Warrants liability	$-	$3

Total liabilities	$-	$3

Schedule of Warrants Expired Unexercised and Related Warrants Liability

During the year ended December 31, 2025, the warrants expired unexercised and, accordingly, the related warrants liability was derecognized.

	December 31,	December 31,
	2025	2024
Dividend Yield on the Shares (%)	-	-
Expected Share Price Volatility (%)	-	91
Risk-free Interest Rate (%)	-	5%
Share Price $	-	0.019